UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08268

 Firsthand Funds
 (Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113
(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA 95113
  (Name and address of agent for service)

Registrant's telephone number, including area code: (408) 866-7096

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Firsthand Technology Opportunities Fund
Portfolio of Investments, September 30, 2016 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 94.8% ($81,563,830)
Advertising Technology — 2.0% ($1,742,400)
Rocket Fuel, Inc.*	660,000	$1,742,400
Automotive — 2.4% ($2,040,300)
Tesla Motors, Inc.*	10,000	2,040,300
Communications — 6.3% ($5,431,827)
Equinix, Inc.	10,027	3,612,227
Gogo, Inc.*	50,000	552,000
Rackspace Hosting, Inc.*	40,000	1,267,600
Communications Equipment — 2.8% ($2,397,500)
QUALCOMM, Inc.	35,000	2,397,500
Computer — 0.6% ($508,725)
Apple, Inc.	4,500	508,725
Computer Storage — 1.6% ($1,355,000)
Pure Storage, Inc., Class A*	100,000	1,355,000
Consumer Electronics — 1.7% ($1,484,000)
Fitbit, Inc., Class A*	100,000	1,484,000
Internet — 37.6% ($32,321,348)
Alibaba Group Holding, Ltd. - SP ADR*	40,000	4,231,600
Alphabet, Inc., Class C*	5,516	4,287,532
Amazon.com, Inc.*	5,000	4,186,550
Baidu, Inc. - SP ADR*	15,000	2,731,050
LinkedIn Corp., Class A*	5,000	955,600
Netflix, Inc.*	35,000	3,449,250
Pandora Media, Inc.*	200,000	2,866,000
PayPal Holdings, Inc.*	30,000	1,229,100
SINA Corp.*	15,000	1,107,450
Tencent Holdings, Ltd.	265,000	7,277,216
Networking — 11.1% ($9,567,600)
Arista Networks, Inc.*	75,000	6,381,000
Palo Alto Networks, Inc.*	20,000	3,186,600
Semiconductors — 10.0% ($8,610,900)
Ambarella, Inc.*	40,000	2,944,400
Exar Corp.*	250,000	2,327,500
InvenSense, Inc.*	450,000	3,339,000
Social Networking — 11.7% ($10,075,030)
Facebook, Inc., Class A*	60,000	7,696,200
Twitter, Inc.*	100,000	2,305,000
Weibo Corp. - SP ADR*	1,500	73,830
Software — 7.0% ($6,029,200)
Adobe Systems, Inc.*	15,000	1,628,100
VMware, Inc., Class A*	10,000	733,500
Workday, Inc., Class A*	40,000	3,667,600
INVESTMENT COMPANY — 5.4% ($4,616,326)
Fidelity Institutional Money Market Fund (1)	4,616,326	4,616,326
Total Investments (Cost $65,768,928) — 100.2%	86,180,156
Liabilities in excess of other assets — (0.2)%	(137,694)

NET ASSETS — 100.0%	$86,042,462

*	Non-income producing security.
(1)	The Fidelity Institutional Money Market Fund invest primarily in U.S. Treasury Securities.
SP ADR	Sponsored American Depositary Receipt

Firsthand Alternative Energy Fund
Portfolio of Investments, September 30, 2016 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 99.3% ($5,526,580)
Advanced Materials — 5.8% ($323,004)
Corning, Inc.	6,460	$152,779
Praxair, Inc.	1,400	169,162
SunEdison, Inc.*	21,130	1,063
Electrical Equipment — 2.8% ($157,570)
ABB, Ltd. - SP ADR	7,000	157,570
Energy Efficiency — 11.2% ($623,712)
Honeywell International, Inc.	2,080	242,507
Itron, Inc.*	5,565	310,305
Silver Spring Networks, Inc.*	5,000	70,900
Engineering Service — 3.5% ($195,930)
Quanta Services, Inc.*	7,000	195,930
Environmental Services — 0.9% ($51,136)
Advanced Emissions Solutions, Inc*	6,800	51,136
Industrials — 5.9% ($328,630)
3M Co.	1,000	176,230
United Technologies Corp.	1,500	152,400
Intellectual Property — 0.1% ($3,519)
Silicon Genesis Corp., Common (1)*	181,407	3,519
Materials — 3.8% ($208,600)
Aspen Aerogels, Inc.*	35,000	208,600
Other Electronics — 11.8% ($657,494)
Cree, Inc.*	13,000	334,360
Intevac, Inc.*	15,800	93,220
Koninklijke Philips Electronics N.V.	7,770	229,914
Renewable Energy — 38.5% ($2,145,314)
Amtech Systems, Inc.*	6,600	32,736
First Solar, Inc.*	9,000	355,410
Gamesa Corp. Tecnologica S.A.	7,271	174,099
Iberdrola S.A.	19,657	133,639
JA Solar Holdings Co., Ltd. - ADR*	13,000	78,130
JinkoSolar Holding Co., Ltd. - ADR*	2,000	31,600
Motech Industries, Inc.*	58,069	58,726
Orion Energy Systems, Inc.*	14,000	18,620
Sharp Corp.*	11,000	14,644
SolarCity Corp.*	10,500	205,380
SolarEdge Technologies, Inc.*	11,000	189,530
SunPower Corp., Class B*	19,931	177,785
Sunrun, Inc.*	5,000	31,500
TerraForm Power, Inc.	20,000	278,200
ULVAC, Inc.	2,700	79,745
Vestas Wind Systems A.S.	3,000	247,650
Vivint Solar, Inc.*	12,000	37,920
Semiconductors — 12.2% ($677,771)
Exar Corp.*	20,000	186,200
Power Integrations, Inc.	7,799	491,571
Waste & Environment Service — 2.8% ($153,900)
Covanta Holding Corp.	10,000	153,900
PREFERRED STOCK — 0.0% ($1,572)
Intellectual Property — 0.0% ($1,572)
Silicon Genesis Corp., Series 1-C (1)*	152	169
Silicon Genesis Corp., Series 1-E (1)*	3,000	1,403
Investment Company — 0.8% ($43,176)
Fidelity Institutional Money Market Fund (2)	43,176	43,176
Total Investments (Cost $7,002,576) — 100.1%		5,571,328
Liabilities in excess of other assets — (0.1)%		(4,630)

NET ASSETS — 100.0%		$5,566,698

*	Non-income producing security.
(1)	Restricted security.
(2)	The Fidelity Institutional Money Market Fund invest primarily in U.S. Treasury Securities.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2016 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as September 30, 2016.

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$33,228,787	$932,708
Gross unrealized depreciation	(12,817,559)	(2,363,956)
Net unrealized appreciation (depreciation)	$20,411,228	$(1,431,248)
Federal income tax cost, investments	$65,768,928	$7,002,576

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. As of September 30, 2016, the funds did not hold any options.

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2016 (unaudited)

As of September 30, 2016, the Alternative Energy Fund was invested in the following restricted securities:

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$2,131	0.0%*
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	1,388	0.0%*
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	45	169	0.0%*
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	1.403	0.0%*
			$57,648	$5,091	0.0%*

P/S-	Preferred Stock
*	Less than 0.05%

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of September 30, 2016, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2016 (unaudited)

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates,  prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2016:

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Technology Opportunities Fund
Common Stocks
Advertising Technology	$1,742,400	$—	$—
Automotive	2,040,300	—	—
Communications	5,431,827	—	—
Communications Equipment	2,397,500	—	—
Computer	508,725	—	—
Computer Storage	1,355,000	—	—
Consumer Electronics	1,484,000	—	—
Internet	32,321,348	—	—
Networking	9,567,600	—	—
Semiconductors	8,610,900	—	—
Social Networking	10,001,200	73,830	—
Software	6,029,200	—	—
Total Common Stock	81,490,000	73,830	—
Investment Company	4,616,326	—	—
Total	$86,106,326	$73,830	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2016 (unaudited)

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Alternative Energy Fund
Common Stocks
Advanced Materials	$323,004	$—	$—
Electrical Equipment	157,570	—	—
Energy Efficiency	623,712	—	—
Engineering Service	195,930	—	—
Environmental Services	51,136	—	—
Industrials	328,630	—	—
Intellectual Property	—	—	3,519
Materials	208,600	—	—
Other Electronics	657,494	—	—
Renewable Energy	2,145,313	—	—
Semiconductors	677,771	—	—
Waste & Environment Service	153,900	—	—
Total Common Stocks	5,523,060	—	3,519
Preferred Stocks	—	—	1,573
Investment Company	43,176	—	—
Total	$5,566,236	$—	$5,092

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period. At September 30, 2016, there were no transfers between Levels 1 and 2 for the Fund.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	November 18, 2016

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer
(principal financial officer)

Date	November 18, 2016

*	Print the name and title of each signing officer under his or her signature.